CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Current asset:
Cash and cash equivalents | $	$ 4,283		$ 5,805
Restricted cash | $	897		1,132
Accounts receivable, net | $	1,995		1,386
Prepayments and other current assets | $	388		271
Contract assets | $	1,344		135
Inventories | $	344		500
Total current assets | $	9,251		9,229
Non-current assets:
Property, plant and equipment, net | $	151		159
Investments in affiliates | $	9,960		9,947
Goodwill | $	1,071		1,071
Operating lease right-of-use assets, net | $	343		101
Deferred tax assets | $	36		62
Restricted cash | $	530		139
TOTAL ASSETS | $	21,342		20,708
Current liabilities:
Accounts payable | $	2,724		2,279
Contract liabilities | $	573		593
Other payables and accrued expenses | $	1,126		1,050
Current portion of long-term operating lease liabilities | $	169		83
Total current liabilities | $	4,592		4,005
Non-current liabilities:
Long-term operating lease liabilities, net of current portion | $	160		9
TOTAL LIABILITIES | $	4,752		4,014
Commitments and contingencies | $	0		0
SHAREHOLDERS' EQUITY
Ordinary share, 20,000,000 shares authorized and no par value; 7,902,332 and 7,899,832 issued and outstanding as of December 31, 2025 and 2024 | $	125		123
Additional paid-in capital | $	9,774		9,774
Treasury stock, 455,320 and 183,533 shares at cost, as of December 31, 2025 and 2024, respectively | $	(1,126)		(807)
PRC statutory reserve | $	345		345
Accumulated other comprehensive loss | $	749		713
Retained earnings | $	5,752		5,595
Total shareholders' equity attributable to Euro Tech Holdings Company Limited | $	15,619		15,743
Noncontrolling interests | $	971		951
Shareholders' equity | $	16,590		16,694
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY | $	21,342		20,708
Total current assets | $	9,251		9,229
Long-term investments | $	$ 5,540		$ 5,540
ZHEJIANG TIANLAN [Member]
Current asset:
Cash and cash equivalents		¥ 76,232		¥ 73,731
Accounts receivable, net		118,813		135,056
Prepayments and other current assets		33,831		30,788
Contract assets		75,638		66,644
Inventories		4,298		4,708
Total current assets		407,873		364,219
Non-current assets:
Property, plant and equipment, net		53,067		57,738
Operating lease right-of-use assets, net		0		2,389
Deferred tax assets		8,775		8,848
TOTAL ASSETS		476,616		440,472
Current liabilities:
Accounts payable		125,684		106,785
Contract liabilities		44,474		35,367
Other payables and accrued expenses		22,096		22,371
Current portion of long-term operating lease liabilities		0		563
Total current liabilities		211,785		176,086
Non-current liabilities:
Long-term operating lease liabilities, net of current portion		0		1,542
TOTAL LIABILITIES		221,990		181,830
SHAREHOLDERS' EQUITY
Ordinary share, 20,000,000 shares authorized and no par value; 7,902,332 and 7,899,832 issued and outstanding as of December 31, 2025 and 2024		82,572		82,572
PRC statutory reserve		28,405		27,097
Retained earnings		103,886		106,049
Total shareholders' equity attributable to Euro Tech Holdings Company Limited		250,624		251,479
Noncontrolling interests		4,002		7,163
Shareholders' equity		254,626		258,642
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		476,616		440,472
Short-term investments		99,061		53,292
Total current assets		407,873		364,219
Intangible assets, net		1,299		1,528
Land use right, net		4,402		4,550
Long-term investments		1,200		1,200
Total non-current assets		68,743		76,253
Bank borrowings		15,011		6,006
Other taxes payable		4,520		4,994
Accounts payable non current		915		0
Deferred government grant		9,290		4,202
Total non-current liabilities		10,205		5,744
Capital reserve		¥ 35,761		¥ 35,761